Employee Stock Incentive Plans - Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans (Detail)	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Exercise Price Rs. 480.20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	₨ 480.20		₨ 480.20				₨ 480.20		₨ 480.20
Outstanding at the beginning of the year	480.20
Bonus on outstanding	₨ 480.20
Granted | ₨ / shares	₨ 480.20
Exercised	₨ 480.20
Forfeited and expired | ₨ / shares							₨ 480.20
Outstanding at the end of the year	480.20		480.20
Exercisable at the end of the year							₨ 480.20
Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	2.00		2.00				₨ 2.00		₨ 2.00
Outstanding at the beginning of the year	2.00
Bonus on outstanding	₨ 2.00
Granted | ₨ / shares	₨ 2.00
Exercised	₨ 2.00
Forfeited and expired | ₨ / shares							₨ 2.00
Outstanding at the end of the year	2.00		₨ 2.00
Exercisable at the end of the year							₨ 2.00
Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices | $		$ 0.03		$ 0.03				$ 0.03		$ 0.03
Outstanding at the beginning of the year | $		0.03
Bonus on outstanding | $		$ 0.03
Granted | $ / shares		$ 0.03
Exercised | $		$ 0.03
Forfeited and expired | $ / shares								$ 0.03
Outstanding at the end of the year | $		0.03		$ 0.03
Exercisable at the end of the year | $								$ 0.03
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices | $		0.03						$ 0.03
Number of Options reserved under the plan							44,848,484	44,848,484
Outstanding at the end of the year | $		0.03
Stock Option Plan (2000 ADS Plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan							15,000,000	15,000,000
Stock Option Plan (2000 ADS Plan) [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices | $		3						$ 3
Outstanding at the end of the year | $		3
Stock Option Plan (2000 ADS Plan) [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices | $		7						$ 7
Outstanding at the end of the year | $		$ 7
Wipro Employee Stock Option Plan 2000 (2000 Plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan							560,606,060	560,606,060
Wipro Employee Stock Option Plan 2000 (2000 Plan) [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	171						₨ 171
Outstanding at the end of the year	171
Wipro Employee Stock Option Plan 2000 (2000 Plan) [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	490						490
Outstanding at the end of the year	490
Wipro Restricted Stock Unit Plan (WRSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	2						₨ 2
Number of Options reserved under the plan							44,848,484	44,848,484
Outstanding at the end of the year	2
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	2						₨ 2
Number of Options reserved under the plan							44,848,484	44,848,484
Outstanding at the end of the year	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	2						₨ 2
Number of Options reserved under the plan							37,373,738	37,373,738
Outstanding at the end of the year	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	2						₨ 2
Number of Options reserved under the plan							29,659,648	29,659,648
Outstanding at the end of the year	2
Wipro Employee Stock Option Plan 1999 (1999 Plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan							50,000,000	50,000,000
Wipro Employee Stock Option Plan 1999 (1999 Plan) [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	171						₨ 171
Outstanding at the end of the year	171
Wipro Employee Stock Option Plan 1999 (1999 Plan) [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	490						490
Outstanding at the end of the year	₨ 490
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 480.20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	20,181	20,181	20,181	20,181	20,181	20,181
Numbers, Exercised	(20,181)	(20,181)
Numbers, Outstanding at the end of the year			20,181	20,181	20,181	20,181
Numbers, Exercisable at the end of the year					20,181				20,181	20,181	20,181
Weighted Average Exercise Price, Outstanding at the beginning of the year	₨ 480.20		₨ 480.20		₨ 480.20
Weighted Average Exercise Price, Bonus on outstanding	480.20		480.20		480.20
Weighted Average Exercise Price, Granted	480.20		480.20		480.20
Weighted Average Exercise Price, Exercised	480.20		480.20		480.20
Weighted Average Exercise Price, Forfeited and expired	480.20		480.20		480.20
Weighted Average Exercise Price, Outstanding at the end of the year	₨ 480.20		₨ 480.20		480.20
Weighted Average Exercise Price, Exercisable at the end of the year					₨ 480.20		₨ 480.20		₨ 480.20
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	7,952,083	7,952,083	7,254,326	7,254,326	6,332,219	6,332,219
Numbers, Bonus on outstanding	6,968,406	6,968,406
Numbers, Granted	4,612,400	4,612,400	2,398,000	2,398,000	2,870,400	2,870,400
Numbers, Exercised	(5,325,217)	(5,325,217)	(1,113,775)	(1,113,775)	(1,329,376)	(1,329,376)
Numbers, Forfeited and expired	(663,675)	(663,675)	(586,468)	(586,468)	(618,917)	(618,917)
Numbers, Outstanding at the end of the year	13,543,997	13,543,997	7,952,083	7,952,083	7,254,326	7,254,326
Numbers, Exercisable at the end of the year					1,204,405		1,875,994	1,875,994	698,320	698,320	1,204,405
Weighted Average Exercise Price, Outstanding at the beginning of the year	₨ 2		₨ 2		₨ 2
Weighted Average Exercise Price, Bonus on outstanding	2		2		2
Weighted Average Exercise Price, Granted	2		2		2
Weighted Average Exercise Price, Exercised	2		2		2
Weighted Average Exercise Price, Forfeited and expired	2		2		2
Weighted Average Exercise Price, Outstanding at the end of the year	₨ 2		₨ 2		2
Weighted Average Exercise Price, Exercisable at the end of the year					₨ 2		₨ 2		₨ 2
Employee stock option plans and restricted stock unit option [member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	5,288,783	5,288,783	3,747,430	3,747,430	2,576,644	2,576,644
Numbers, Bonus on outstanding	4,077,070	4,077,070
Numbers, Granted	3,897,000	3,897,000	2,379,500	2,379,500	1,697,700	1,697,700
Numbers, Exercised	(2,565,976)	(2,565,976)	(174,717)	(174,717)	(340,876)	(340,876)
Numbers, Forfeited and expired	(497,823)	(497,823)	(663,430)	(663,430)	(186,038)	(186,038)
Numbers, Outstanding at the end of the year	10,199,054	10,199,054	5,288,783	5,288,783	3,747,430	3,747,430
Numbers, Exercisable at the end of the year					256,753		789,962	789,962	141,342	141,342	256,753
Weighted Average Exercise Price, Outstanding at the beginning of the year | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Bonus on outstanding | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Granted | $ / shares		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Exercised | $ / shares		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Forfeited and expired | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Outstanding at the end of the year | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Exercisable at the end of the year | $								$ 0.03		$ 0.03	$ 0.03